Fair Value measurement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Liabilities
Mandatorily redeemable non-controlling interest in relation to an acquisition	¥ 7,200	¥ 780,937
Recurring member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months)	4,302,310	1,328,231
Long-term time deposits	224,752	215,000
Restricted cash, current	8,567,496	7,380,341
Non-current restricted cash	0	230,903
Short-term investments	15,626,624	1,844,595
Foreign exchange options	61,697
Contingently returnable consideration in relation to an acquisition		53,349
Total	30,843,728	12,631,015
Liabilities
Mandatorily redeemable non-controlling interest in relation to an acquisition		780,937
Contingent consideration in relation to an acquisition		88,138
Foreign exchange options		9,691
Total		878,766
Recurring member | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	103,621	93,377
Recurring member | Unlisted equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	238,294	208,955
Recurring member | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	1,677,415	1,246,430
Recurring member | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	41,519	29,834
Recurring member | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months)	0	0
Long-term time deposits	0	0
Restricted cash, current	0	0
Non-current restricted cash	0	0
Short-term investments	0	0
Foreign exchange options	0
Contingently returnable consideration in relation to an acquisition		0
Total	103,621	93,377
Liabilities
Mandatorily redeemable non-controlling interest in relation to an acquisition		0
Contingent consideration in relation to an acquisition		0
Foreign exchange options		0
Total		0
Recurring member | Level 1 | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	103,621	93,377
Recurring member | Level 1 | Unlisted equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 1 | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 1 | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months)	4,302,310	1,328,231
Long-term time deposits	224,752	215,000
Restricted cash, current	8,567,496	7,380,341
Non-current restricted cash	0	230,903
Short-term investments	15,626,624	1,844,595
Foreign exchange options	61,697
Contingently returnable consideration in relation to an acquisition		0
Total	29,802,744	12,245,500
Liabilities
Mandatorily redeemable non-controlling interest in relation to an acquisition		0
Contingent consideration in relation to an acquisition		0
Foreign exchange options		9,691
Total		9,691
Recurring member | Level 2 | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 2 | Unlisted equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 2 | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	1,019,865	1,246,430
Recurring member | Level 2 | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Bank time deposits (maturing within 3 months)	0	0
Long-term time deposits	0	0
Restricted cash, current	0	0
Non-current restricted cash	0	0
Short-term investments	0	0
Foreign exchange options	0
Contingently returnable consideration in relation to an acquisition		53,349
Total	937,363	292,138
Liabilities
Mandatorily redeemable non-controlling interest in relation to an acquisition		780,937
Contingent consideration in relation to an acquisition		88,138
Foreign exchange options		0
Total		869,075
Recurring member | Level 3 | Listed equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	0	0
Recurring member | Level 3 | Unlisted equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	238,294	208,955
Recurring member | Level 3 | Wealth management products
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	657,550	0
Recurring member | Level 3 | Loan receivables under fair value option
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments accounted for at fair values	¥ 41,519	¥ 29,834